Carillon Eagle Growth & Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 2.5%
RTX Corp.	61,724	$11,906,560

Banks - 7.6%
JPMorgan Chase & Co.	67,083	19,733,135
The PNC Financial Services Group, Inc.	30,003	6,243,324
Wells Fargo & Co.	127,549	10,154,176
		36,130,635

Beverages - 3.0%
The Coca-Cola Co.	187,169	14,234,203

Biotechnology - 3.8%
AbbVie, Inc.	46,717	10,160,480
Gilead Sciences, Inc.	56,074	7,815,034
		17,975,514

Building Products - 0.9%
Carrier Global Corp.	79,161	4,457,556

Capital Markets - 5.5%
Blackrock, Inc.	8,183	7,869,673
Intercontinental Exchange, Inc.	38,632	6,076,041
The Goldman Sachs Group, Inc.	13,966	11,815,096
		25,760,810

Chemicals - 1.7%
Linde PLC	16,086	7,974,795

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	470,349	13,635,418

Electric Utilities - 5.0%
Duke Energy Corp.	116,043	15,194,670
NextEra Energy, Inc.	90,442	8,400,253
		23,594,923

Electrical Equipment - 6.2%
Eaton Corp. PLC	43,112	15,419,869
Emerson Electric Co.	57,110	7,482,552
Rockwell Automation, Inc.	18,187	6,526,951
		29,429,372

Electronic Equipment, Instruments & Components - 1.8%
Corning, Inc.	62,301	8,471,067

Ground Transportation - 1.6%
Union Pacific Corp.	31,411	7,620,937

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	95,479	9,802,829
Medtronic PLC	125,724	10,893,985
		20,696,814

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	21,220	5,741,920

Hotels, Restaurants & Leisure - 4.2%
McDonald's Corp.	43,098	13,394,428
Starbucks Corp.	73,475	6,582,625
		19,977,053

Household Products - 3.1%
The Procter & Gamble Co.	100,280	14,484,443

IT Services - 2.4%
Accenture PLC - Class A	22,072	4,376,657
International Business Machines Corp.	29,297	7,101,300
		11,477,957

Machinery - 1.7%
Deere & Co.	14,318	8,065,329

Multi-Utilities - 1.0%
CMS Energy Corp.	60,900	4,724,622

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	60,801	12,579,727
The Williams Cos, Inc.	199,936	14,551,342
		27,131,069

Pharmaceuticals - 4.2%
AstraZeneca PLC	50,068	9,874,411
Johnson & Johnson	40,155	9,815,488
		19,689,899

Semiconductors & Semiconductor Equipment - 9.2%
Analog Devices, Inc.	39,946	12,708,420
Broadcom, Inc.	56,780	17,573,978
Lam Research Corp.	16,934	3,618,118
Texas Instruments, Inc.	49,118	9,535,769
		43,436,285

Software - 5.9%
Microsoft Corp.	63,205	23,396,595
Oracle Corp.	30,990	4,558,939
		27,955,534

Specialized REITs - 1.7%
Equinix, Inc.	7,939	7,782,125

Specialty Retail - 5.6%
Dick's Sporting Goods, Inc.	27,229	5,399,238
The Home Depot, Inc.	25,368	8,343,282
The TJX Cos., Inc.	80,727	12,892,102
		26,634,622

Technology Hardware, Storage & Peripherals - 1.6%
Hewlett Packard Enterprise Co.	322,746	7,684,582

Tobacco - 1.4%
Philip Morris International, Inc.	39,866	6,591,444

Wireless Telecommunication Services - 1.9%
T-Mobile US, Inc.	43,711	9,180,621
TOTAL COMMON STOCKS (Cost $307,891,094)		462,446,109

TOTAL INVESTMENTS - 97.7% (Cost $307,891,094)		462,446,109
Other Assets in Excess of Liabilities - 2.3%		10,733,035
TOTAL NET ASSETS - 100.0%		$473,179,144

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Eagle Growth & Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$462,446,109	$–	$–	$462,446,109
Total Investments	$462,446,109	$–	$–	$462,446,109

Refer to the Schedule of Investments for further disaggregation of investment categories.